REVENUES (Revenues by Product) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Operating Revenue By Product Type [Line Items]
Revenues	$ 2,481,781,084	¥ 16,076,481,503	¥ 9,978,528,648	¥ 7,078,838,515
Solar Modules [Member]
Operating Revenue By Product Type [Line Items]
Revenues		15,086,256,789	9,155,395,954	6,660,317,517
Silicon Wafers [Member]
Operating Revenue By Product Type [Line Items]
Revenues		138,293,365	286,585,049	70,636,980
Solar Cells [Member]
Operating Revenue By Product Type [Line Items]
Revenues		¥ 215,048,296	¥ 200,643,639	184,203,072
Silicone Ingots [Member]
Operating Revenue By Product Type [Line Items]
Revenues				1,189,751
Recovered Silicon Materials [Member]
Operating Revenue By Product Type [Line Items]
Revenues		¥ 5,201,794	¥ 11,272,636	14,559,658
Processing Service Fees [Member]
Operating Revenue By Product Type [Line Items]
Revenues			69,581,434	71,010,744
Solar system integration projects [Member]
Operating Revenue By Product Type [Line Items]
Revenues		¥ 3,660,748	11,209,600	201,056
Generated Electricity [Member]
Operating Revenue By Product Type [Line Items]
Revenues		¥ 628,020,511	¥ 243,840,336	¥ 76,719,737